Unaudited Interim Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Consolidated Statements of Income [Abstract]
Vessel revenue, net	$ 62,513	$ 48,230
Expenses:
Voyage expenses, net of commissions	(2,646)	(10,567)
Vessel operating expenses	(20,441)	(14,428)
Management fees	(753)	(629)
General and administration expenses	(8,520)	(5,296)
Amortization of deferred dry-docking costs	(2,101)	(1,354)
Depreciation	(11,198)	(6,983)
Gain on forward freight agreements, net	(72)	0
Operating income	16,782	8,973
Other income / (expenses), net:
Interest and finance costs	(6,172)	(8,363)
Loss on extinguishment of debt	(1,285)	0
Interest and other income	159	56
Foreign currency exchange losses, net	94	(26)
Total other expenses, net	(7,204)	(8,333)
Net income before taxes	9,578	640
Income taxes	28	0
Net income	$ 9,606	$ 640
Net income per common share, basic (in dollars per share)	$ 0.06	$ 0.01
Net income per common share, diluted (in dollars per share)	$ 0.05	$ 0.01
Weighted average common shares outstanding, basic (in shares)	172,437,211	137,590,311
Weighted average common shares outstanding, diluted (in shares)	178,074,877	143,292,880